 PGOF-P8 04/26

PUTNAM TARGET DATE FUNDS

SUPPLEMENT DATED APRIL 17, 2026 TO THE

PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A AND B

All changes described below are effective June 1, 2026.

I. The following replaces the reference to Jacqueline H. Kenney in the section titled “Fund summary – Your fund’s management – Portfolio managers” in the Prospectus of each fund listed in Schedules A and B:

Laura Green, CFA

Portfolio Manager of Franklin Advisers and portfolio manager of the fund since June 2026.

II. The following replaces the reference to Jacqueline H. Kenney in the section titled “Who oversees and manages the fund? – Portfolio managers” in the Prospectus of each fund listed in Schedules A and B:

Laura Green, CFA Portfolio Manager of Franklin Advisers
Ms. Green has been a portfolio manager of the fund since June 2026. She joined Franklin Templeton in 2010.

III. The following replaces the reference to Jacqueline H. Kenney in the table in the section titled “PORTFOLIO MANAGERS – Other Accounts Managed by the Portfolio Managers” in the SAI of each fund listed in Schedules A and B:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Millions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Millions) ($)
Laura Green*	Registered Investment Companies	17	14,034.50	None	None
	Other Pooled Investment Vehicles	28	6,781.40	None	None
	Other Accounts	246	5,219.30	2	81.1

*Information provided as of February 28, 2026.

IV. The following replaces the reference to Jacqueline H. Kenney in the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Laura Green*	100,001 - 500,000

*Information provided as of March 31, 2026.

V. The following replaces the reference Jacqueline H. Kenney in the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in the SAI of each fund listed in Schedule B:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Laura Green*	None

*Information provided as of March 31, 2026.

SCHEDULE A

Fund Putnam Target Date Funds	Date of Prospectus and SAI
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026

SCHEDULE B
Fund Putnam Target Date Funds	Date of Prospectus and SAI
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Shareholders should retain this Supplement for future reference.